Leases (Schedule of Leases Liabilities) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₪ 4,198	$ 1,193	₪ 2,985
Additions	1,460	414	3,569
Dispositions	0	0	(187)
Payments	(2,180)	(619)	(2,169)
Closing balance	₪ 3,478	$ 988	₪ 4,198